Submission	Sep. 04, 2024
Submission [Line Items]
Central Index Key	0001070304
Registrant Name	ORIX CORPORATION
Registration File Number	333-273159
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES